Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (5,885)	$ 1,869
Financial and other assets	(563)	(401)
Income tax receivable	(282)	78
Inventories	(3,849)	(2,917)
Accounts payable and accrued liabilities	6,752	4,201
Income taxes payable		(311)
Other liabilities	147	(72)
Total	$ (3,680)	$ 2,447